Equity share capital and share premium - Preference shares (Details) ₨ / shares in Units, ₨ in Thousands		12 Months Ended
	Dec. 16, 2016 shares	Mar. 31, 2017 $ / shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Share capital and share premium
Balance at beginning of the year			₨ 441,058
Balance at end of the year			₨ 3,189,569
Series A Preference Shares
Number of shares
Balance at beginning of the year | shares			12,000,120
Preference shares converted into ordinary shares | shares	(12,000,120)		(12,000,120)
Preference shares, additional disclosures
Non cumulative dividend rate (per share) | (per share)		$ 0.02667	₨ 1.73
Conversion rate (per share) | (per share)		0.33333	₨ 21.57
Series A Preference Shares | Share capital
Share capital and share premium
Balance at beginning of the year			₨ 53
Preference shares converted into ordinary shares			(53)
Series A Preference Shares | Share premium
Share capital and share premium
Balance at beginning of the year			176,542
Preference shares converted into ordinary shares			₨ (176,542)
Series B Preference Shares
Number of shares
Balance at beginning of the year | shares			7,805,600
Preference shares converted into ordinary shares | shares	(7,805,600)		(7,805,600)
Preference shares, additional disclosures
Non cumulative dividend rate (per share) | (per share)		0.10249	₨ 6.63
Conversion rate (per share) | (per share)		1.50699	₨ 97.54
Series B Preference Shares | Share capital
Share capital and share premium
Balance at beginning of the year			₨ 35
Preference shares converted into ordinary shares			(35)
Series B Preference Shares | Share premium
Share capital and share premium
Balance at beginning of the year			442,615
Preference shares converted into ordinary shares			₨ (442,615)
Series C Preference Shares
Number of shares
Balance at beginning of the year | shares			6,093,357
Preference shares converted into ordinary shares | shares	(6,093,357)		(6,093,357)
Preference shares, additional disclosures
Non cumulative dividend rate (per share) | (per share)		0.28640	₨ 19.00
Conversion rate (per share) | (per share)		3.58000	₨ 237.46
Series C Preference Shares | Share capital
Share capital and share premium
Balance at beginning of the year			₨ 26
Preference shares converted into ordinary shares			(26)
Series C Preference Shares | Share premium
Share capital and share premium
Balance at beginning of the year			912,981
Preference shares converted into ordinary shares			₨ (912,981)
Series D Preference Shares
Number of shares
Balance at beginning of the year | shares			8,275,383
Preference shares converted into ordinary shares | shares	(8,275,383)		(8,275,383)
Preference shares, additional disclosures
Non cumulative dividend rate (per share) | (per share)		0.57520	₨ 38.15
Conversion rate (per share) | (per share)		6.7789	₨ 449.64
Series D Preference Shares | Share capital
Share capital and share premium
Balance at beginning of the year			₨ 39
Preference shares converted into ordinary shares			(39)
Series D Preference Shares | Share premium
Share capital and share premium
Balance at beginning of the year			2,819,381
Preference shares converted into ordinary shares			₨ (2,819,381)
Series E Preference Shares
Number of shares
Balance at beginning of the year | shares			4,279,423
Preference shares converted into ordinary shares | shares	(4,279,423)		(4,279,423)
Preference shares, additional disclosures
Non cumulative dividend rate (per share) | (per share)		0.31070	₨ 20.61
Conversion rate (per share) | (per share)		3.88370	₨ 257.61
Series E Preference Shares | Share capital
Share capital and share premium
Balance at beginning of the year			₨ 26
Preference shares converted into ordinary shares			(26)
Series E Preference Shares | Share premium
Share capital and share premium
Balance at beginning of the year			1,000,191
Preference shares converted into ordinary shares			₨ (1,000,191)
Series F Preference Shares
Number of shares
Balance at beginning of the year | shares			2,611,796
Preference shares converted into ordinary shares | shares	(2,611,796)		(2,611,796)
Preference shares, additional disclosures
Non cumulative dividend rate (per share) | (per share)		0.3968	₨ 26.32
Conversion rate (per share) | (per share)		$ 4.9603	₨ 329.02
Series F Preference Shares | Share capital
Share capital and share premium
Balance at beginning of the year			₨ 17
Preference shares converted into ordinary shares			(17)
Series F Preference Shares | Share premium
Share capital and share premium
Balance at beginning of the year			827,858
Preference shares converted into ordinary shares			₨ (827,858)